Dec. 31, 2015

iShares®

iShares, Inc.

Supplement dated January 5, 2016

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares MSCI Eurozone ETF (EZU)

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for each Fund.

Effective on or around February 2, 2016, the iShares MSCI Eurozone ETF will transfer its primary listing to BATS Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in the Fund’s Summary Prospectus, Prospectus and SAI to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Fund are hereby changed to BATS Exchange, Inc. and BATS, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.